Jensen Quality Growth ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Broadline Retail - 7.3%
Amazon.com, Inc. (a)	24,590	$ 6,387,744

Chemicals - 4.4%
Sherwin-Williams Co.	11,451	3,879,713

Commercial Services & Supplies - 6.7%
Cintas Corp.	8,816	1,778,981
Copart, Inc. (a)	27,059	892,676
Waste Management, Inc.	14,583	3,192,510
		5,864,167

Communications Equipment - 3.7%
Motorola Solutions, Inc.	6,616	3,210,745

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp. - Class A	8,946	1,418,388

Financial Services - 5.3%
Mastercard, Inc. - Class A	7,902	4,656,728

Health Care Equipment & Supplies - 7.9%
Abbott Laboratories	17,450	1,925,782
IDEXX Laboratories, Inc. (a)	2,764	1,538,691
Stryker Corp.	10,769	3,487,002
		6,951,475

Health Care Technology - 3.5%
Veeva Systems, Inc. - Class A (a)	10,732	3,066,025

Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	4,657	1,227,306

Household Products - 2.9%
Procter & Gamble Co.	17,686	2,566,592

Insurance - 4.7%
Marsh & McLennan Cos., Inc.	21,631	4,105,564

Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A	16,402	5,566,019

Pharmaceuticals - 4.6%
Eli Lilly & Co.	3,477	4,021,950

Professional Services - 5.3%
Broadridge Financial Solutions, Inc.	8,796	1,604,215
Equifax, Inc.	6,546	1,238,241
Verisk Analytics, Inc.	9,188	1,780,451
		4,622,907

Semiconductors & Semiconductor Equipment - 14.6%
Broadcom, Inc.	10,294		3,812,280
KLA Corp.	19,416		3,406,537
NVIDIA Corp.	25,212		5,566,306
			12,785,123

Software - 10.8%
Cadence Design Systems, Inc. (a)	7,335		2,484,951
Microsoft Corp.	13,823		7,012,270
			9,497,221

Specialty Retail - 1.6%
TJX Cos., Inc.	10,740		1,438,193

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc. - Class A	17,737		5,619,968
TOTAL COMMON STOCKS (Cost $83,166,737)			86,885,828

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	850,128		850,128
TOTAL MONEY MARKET FUNDS (Cost $850,128)			850,128

TOTAL INVESTMENTS - 100.0% (Cost $84,016,865)			87,735,956
Other Assets in Excess of Liabilities - 0.0% (c)		0. 0012	10,319
TOTAL NET ASSETS - 100.0%			$ 87,746,275

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Jensen Quality Growth ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 86,885,828	$ –	$ –	$ 86,885,828
Money Market Funds	850,128	–	–	850,128
Total Investments	$ 87,735,956	$ –	$ –	$ 87,735,956

Refer to the Schedule of Investments for further disaggregation of investment categories.